Unit-Based Compensation (Phantom Common Unit Awards) - Additional Information(Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
Phantom common units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expenses	$ 39.0
Unrecognized compensation expenses, period for recognition	4 years 3 months
Fair value of nonvested awards outstanding	$ 69.0	$ 47.0
Phantom common units [Member] | 2012 Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)	966,337	993,134
Phantom common units [Member] | 2012 Long Term Incentive Plan [Member] | ETP Merger [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation costs	$ 0.4
Share-based Compensation Award, Tranche One [Member] | Phantom common units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	60.00%
Share Based Compensation Award Tranche Two [Member] | Phantom common units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	40.00%